Convertible Debentures (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Jun. 01, 2021	Jun. 10, 2020	Dec. 05, 2019	Jun. 30, 2020	May 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Unsecured convertible debenture- March 2019
Disclosure of detailed information about borrowings [line items]
Acquired on business combination						$ 3,722
Interest rate	6.00%
Conversion price	$ 147.29
Interest expense						56
Unsecured convertible debenture- March 2019 | Subsequent Events [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of debt						3,461
Unsecured convertible debenture- December 2019
Disclosure of detailed information about borrowings [line items]
Principal amount of debentures			$ 70,000			40,140	$ 40,140
Interest rate			8.00%
Conversion price			$ 12.64
Interest expense						7,331	6,854
Minimum daily volume weighted average trading price of common shares specified for conversion of debentures			$ 30.00
Number of consecutive trading days			15 days
Discounted early conversion price of conversion units					$ 0.80
Description of conversion units					Each Conversion Unit provided the holder one common share and one half common share purchase warrant (with an exercise price of $1.00 and term of three years).
Exercise price of conversion units					$ 1.00
Conversion unit, term					three years
Conversion of convertible debenture amount							20,602
Loss from reduction of the conversion price to induce early conversion							54,283
Accrued and unpaid interest						483	$ 202
Unsecured convertible debenture- December 2019 | First phase
Disclosure of detailed information about borrowings [line items]
Conversion of convertible debenture amount		$ 23,595
Stock issued for conversion of convertible securities		29,493,750
Warrants issued for conversion of convertible securities		14,746,875
Unsecured convertible debenture- December 2019 | Second phase
Disclosure of detailed information about borrowings [line items]
Conversion of convertible debenture amount				$ 6,265
Stock issued for conversion of convertible securities				7,831,250
Warrants issued for conversion of convertible securities				3,915,625
Unsecured convertible notes
Disclosure of detailed information about borrowings [line items]
Acquired on business combination						7,790
Interest rate	6.00%
Conversion price	$ 147.86
Repayment of debt						$ 7,790